V4NY STKP*                   FRANKLIN VALUEMARKR IV
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                        PREFERRED LIFE VARIABLE ACCOUNT C
                       SUPPLEMENT DATED AUGUST 2, 1998 TO
                          PROSPECTUS DATED MAY 1, 1998

I.The following  replaces the information under "Section 9. Death Benefit - Upon
  Your Death" under sub-paragraph I:

     CONTRACTS THAT RECEIVE AN ENHANCED DEATH BENEFIT ENDORSEMENT

     Contracts that are owned individually, or jointly with another person, or as agent for an individual person, will receive an enhanced death benefit endorsement. For these Contracts the death benefit will be the greater of
     (1) or (2) below:

     (1) The current value of your Contract, less any taxes owed. This amount is determined as of the day that all claim proofs and payment election forms are received at the Valuemark Service Center.

     (2) The guaranteed minimum death benefit (as explained below and in the enhanced death benefit endorsement to your Contract), as of the day that all claim proofs and payment election forms are received at the Valuemark Service Center.

          A. During the first year of all such Contracts and if you are age 81 or older at the time of purchase, the following guaranteed minimum death benefit will apply:

              o payments you have made,
              o less any money you have taken out,
              o less any applicable charges paid on money taken out,

          B. After the first Contract year, for Contracts issued before your 81st birthday, and until you reach age 81, the greater of (a) or (b) below will be your guaranteed minimum death benefit:

              a) Purchase Payments
                  o payments you have made,
                  o less any money you have taken out,
                  o less any applicable charges paid on money taken out,

              b) Contract Value
                  o highest value of the Contract on each Contract  anniversary,
                  o plus any payments  made  since  that  Contract  anniversary,
                  o less any  money you  have taken out since that  anniversary,
                  o less any  applicable charges  paid on money taken out since that anniversary,

          C. After your 81st birthday, the following guaranteed minimum death benefit will apply:

                  o your  guaranteed  minimum  death  benefit  on  the Contract anniversary  prior  to your  81st  birthday,
                  o plus any payments you have made since then,
                  o less any money you have taken out since then,
                  o less  any applicable  charges paid on money taken out since then.

II. The "Franklin Valuemark Funds' Annual Expenses," which appears in the section entitled "Fee Table" is amended by:

     1) Restating certain Portfolios'  expense figures as indicated below. The Portfolio  Administration Fees for these
     Portfolios  were  inadvertently  included  under "Other  Expenses"  rather than under  "Management  and  Portfolio
     Administration  Fees." Please note that "Total Annual  Expenses" for each Portfolio shown below are the same as in the May 1, 1998 prospectus.

                                                                            MANAGEMENT
                                                                           AND PORTFOLIO        OTHER     TOTAL ANNUAL
  PORTFOLIO                                                             ADMINISTRATION FEES   EXPENSES      EXPENSES
----------------------------------------------------------------------------------------------------------------------
  Mutual Discovery Securities Fund ...................................         .95%*            .11%         1.06%
  Mutual Shares Securities Fund ......................................         .75%*            .05%          .80%
  Templeton Global Asset Allocation Fund .............................         .80%*            .14%          .94%
  Templeton International Smaller Companies Fund .....................        1.00%*            .06%         1.06%

  *Includes a .15% Administration Fee which is a direct expense of the Portfolio.


     2) Adding the following language:

     Franklin Advisers, Inc. and Franklin Templeton Services, Inc. have agreed in advance to waive or limit their Management and Portfolio Administration Fees and to assume as their own expense certain expenses otherwise payable by the new Global Health Care Securities and Value Securities Funds as necessary so that through at least December 31, 1998, Total Annual Expenses of each of these portfolios do not exceed 1.00% of its average net assets. As noted in the May 1, 1998 prospectus, estimated total annual expenses for these portfolios are not anticipated to exceed 1.00% of their average net assets.